INCOME TAX EXPENSE - Deferred tax assets and deferred tax liabilities (Details) - CNY (¥) ¥ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets
Net accumulated losses - carry forward	¥ 803,540	¥ 780,265	¥ 636,440
Deductible advertising expense	543,471	617,918	540,627
Provision for credit losses	488,629	67,843
Accruals	138,468	67,067	68,271
Allowance		918	6,915
Less: valuation allowance	¥ (1,974,108)	(1,534,011)	(1,252,253)	¥ (957,811)	¥ (518,498)
Deferred tax liabilities
Intangible assets arisen from business combinations		3,081	4,759
Reclassified to liabilities held for sale		¥ (3,081)
Net deferred tax liabilities			¥ 4,759